CONTINGENT LIABILITIES AND ASSETS	12 Months Ended
Dec. 31, 2025
Contingent Liabilities And Assets
CONTINGENT LIABILITIES AND ASSETS

NOTE 15: CONTINGENT LIABILITIES AND ASSETS

We hereinafter detail the nature of significant proceedings as of December 31, 2025, not considered as probable by the Company based on the opinion of the Company’s internal and external counselors.

15.1 Labor Claim – Compensatory Plan

The Company faces several legal proceedings associated with the Defined Benefit Plan “Compensatory Plan” (see Note 11.8). We hereinafter describe the nature of currently pending labor claims:

-	Claims on considering that the index (CPI) used to update the plan benefits is ineffective to keep their “constant value”. In three of the causes, the Company obtained a favorable judgment, two of which are final, while the remaining one has been appealed by the plaintiff.
-	Claims on an alleged underfunding of the plan upon the elimination of the Company’s contributions based on earnings. The Company obtained a favorable first-instance judgment. The Commercial Court of Appeals sustained the plaintiff’s appeal. Against said pronouncement, the Company filed a Federal Extraordinary Appeal before the CSJN, which was disallowed by the Appeals Chamber. Consequently, the Company filed a petition in error before the CSJN and an appeal on the grounds of unconstitutionality before the Supreme Court of Justice of the Autonomous City of Buenos Aires, this Court requested the Chamber to refer back the proceedings and ordered the hearing of the unconstitutionality appeal the Chamber had dismissed. In view of the Chamber's dismissal, the file was sent to the CSJN, which will settle the dispute over jurisdiction.

15.2 Tax claim

-	The ARCA filed a claim in the amount of $ 54 million against the Company for an alleged omission in the payment of Taxes on Liquid Fuels and Natural Gas during fiscal periods January 2006 through August 2011, plus compensatory interest and a penalty of $ 38 million for such omission. The tax entity supports its claim on the allegation that the tax benefit granted to sales to areas declared exempt by the tax law has been misappropriated. The proceeding is currently being heard before the Federal Tax Court, and the evidentiary period has been completed.

15.3 Environmental claims

-	The Association of Land Owners of Patagonia (ASSUPA) has brought a complaint for an indefinite amount against the Company and other companies seeking the restoration of the environment to the state prior to the exploration, exploitation, production, storage and transportation of hydrocarbon works conducted by the plaintiffs and the prevention of alleged future environmental impacts on certain areas in the Austral Basin. The National Government and the Provinces of Santa Cruz and Tierra del Fuego have been summoned as third parties. The proceeding is at the complaint answer stage.
-	ASSUPA has instituted a complaint before the CSJN against 10 companies, including the Company. The National Government and the Provinces of Buenos Aires, La Pampa, Mendoza, Neuquén and Río Negro have been summoned as third parties. The main claim seeks that the plaintiffs should be ordered to redress the alleged environmental damage caused by the hydrocarbon activity developed in the Neuquina Basin and to set up the environmental restoration fund provided for by section 22 of the General Environmental Law. Subsidiarily, and in case restoration is not possible, it seeks the redress of the allegedly sustained collective damages for an amount estimated at US$ 547 million. The proceeding is in the complaint answer stage.
-	Fundación SurfRider Argentina has requested the performance of preliminary proceedings on account of alleged indications of environmental damage in the City of Mar del Plata. The plaintiff seeks the recomposition of the alleged environmental damage having collective impact, or the compensation for the alleged damages caused by all companies owning service stations in the coastal area of the City of Mar del Plata for an alleged fuel leakage from service stations’ underground storage tanks into the water, soil and marine system. The Foundation estimates damages in the amount of $ 200 million. The parties agreed on a stay of the procedural time limits to evaluate the possibility of reaching an agreement with some co-defendants. Subsequently, the partial agreement reached between the plaintiff and some co-defendants was ratified. On its part, the Company has requested to be severed from the proceeding as it does not currently own any service station. However, it should be noted that some service station owners (which have sued the Company), have submitted agreements entered into with the plaintiff for their ratification under the proceeding. Some of them have already been ratified —and the plaintiff was deemed to have partially waived the action and rights against the owners of these service stations and also against the Company regarding them—, whereas others are in the ratification stage.

15.4 Civil and Commercial Claims

-	The “Consumidores Financieros Asociación Civil Para Su Defensa” Association claimed from Petróleo Brasileiro S.A. a nominal amount of US$ 3,650 million as compensation for the share market value loss resulting from the “Lava Jato” operation and the so-called “Petrolão”, and sought to hold Pampa and certain directors serving during 2016 jointly and severally liable for the price paid by Pampa to acquire control of Petrobras Argentina S.A., alleging that such acquisition may have frustrated the enforcement in Argentina of a judgment potentially favorable to the plaintiff. Upon the failure to pay the arbitration fee, the Arbitration Court deemed the main action withdrawn. The plaintiff filed an extraordinary appeal before the Commercial Court of Appeals, which was ultimately denied. The plaintiff filed a complaint against this denial, which was dismissed by the CSJN in 2025, and the proceedings were concluded with a favorable outcome for the Company.

We hereinafter detail the nature of significant legal proceedings brought by the Company as of December 31, 2025 where the related inflows of economic benefits are estimated to be probable by the Company.

15.5 Administrative claims

-	CTLL (currently Pampa) filed two administrative litigation complaints against the Federal Government for breach of contract, the first one for the January 2016 - March 2016 period, and the second one for the April 2016 - October 2018 period. It is requested that CAMMESA’s decision regarding the renewal and recognition of costs associated with natural gas supply agreements be reversed and that, subsidiarily, sustained damages be compensated. On June 13, 2025, a judgment was rendered in favor of the Company, awarding it $ 62.8 million and $ 862.9 million for the January 2016–March 2016 and April 2016–October 2018 periods, respectively, plus interest. The judgment was challenged by the Federal Government, which filed its grounds for appeal, and the Company submitted its response. On December 23, 2025, the Federal Court of Appeals in Administrative Litigation upheld the Federal Government’s appeal and reversed the first-instance judgment. On February 11, 2026, the Company filed an extraordinary appeal against such decision before the CSJN.
-	Upon the determination of the expiration of the Veta Escondida block concession granted by the Province of Neuquén, the Company filed a declaratory judgment action to achieve certainty under the original jurisdiction of the CSJN pursuant to section 322 of the Federal Code of Civil and Commercial Procedure. Currently, after the opinion rendered by the National Attorney General, the proceeding is pending judgment by the CSJN.
-	On March 31, 2021, the Company submitted a Preliminary Administrative Claim (RAP) against the National Ministry of Economy (MECON) to claim the owed amount, plus the applicable interest, assumed by the Federal Government during the term of validity of PEN Executive Order No. 1,053/18 on account of the exchange difference between the price of the gas purchased by gas distributors and that recognised in their final tariffs during the April 2018 - March 2019 period. Upon the expiration of the term for MECON to state its position on the RAP, the Company brought a complaint against the Federal Government, which was timely answered. The case is currently open for evidence.

15.6 Civil and Commercial Claims

-	EcuadorTLC S.A. (currently PB18), in its capacity as assignee of the Ecuadorian company Petromanabí S.A., filed an international arbitration proceeding against the Republic of Ecuador seeking the payment of 12% of the Settlement Value, the latter pursuant to the terms of the Hydrocarbon Exploration and Crude Oil Exploitation Participation Agreement in Block 18 entered into on December 19, 1995 and/or the Hollín Common Field Unified Exploitation Operating Agreement executed on August 7, 2002 and amendments. The arbitration is conducted according to the Arbitration Rules of the United Nations Commission on International Trade Law, the applicable law is Ecuadorian law, and the seat of arbitration is the City of Santiago de Chile. In 2021, the first stages of the international arbitration proceeding have already begun. As of the issuance of these Consolidated Financial Statements, the arbitration proceeding is ongoing.
-	During 2025, The Company filed a claim against ENARSA for breach of the agreements entered into under the GasAr Plan framework seeking payment of certain gas supply invoices due as of February 2025 in the amount of $ 22,534 million, plus interest. The case is currently at its initial stage.